ALLOWANCE FOR CREDIT LOSSES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses
Allowance for loan losses at the beginning of period	$ 30,115	$ 40,655	$ 36,033
Charge-offs	(17,005)	(22,699)	(34,149)
Recoveries	2,774	3,012
Replenishment of net charge-offs	14,231	19,687	30,623
Net reserve builds (releases)	(1,908)	(8,525)	(6,517)
Net specific reserve builds (releases)	(1,865)	174	855
Other	(887)	(2,189)	10,284
Allowance for loan losses at the end of period	25,455	30,115	40,655
Allowance for loan losses:
Determined in accordance with ASC 450-20	18,132	20,742
Determined in accordance with ASC 310-10-35	7,225	9,305
Determined in accordance with ASC 310-30	98	68
Total allowance for loan losses	25,455	30,115	40,655
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20	617,223	606,609
Loans individually evaluated for impairment in accordance with ASC 310-10-35	32,416	34,857
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	538	511
Loans held at fair value	5,287	5,265
Loans, net of unearned income	655,464	647,242
Corporate
Allowance for credit losses
Allowance for loan losses at the beginning of period	2,879	5,249
Charge-offs	(640)	(2,000)
Recoveries	417	386
Replenishment of net charge-offs	223	1,614
Net reserve builds (releases)	2	(1,083)
Net specific reserve builds (releases)	(138)	(1,270)
Other	33	(17)
Allowance for loan losses at the end of period	2,776	2,879
Allowance for loan losses:
Determined in accordance with ASC 450-20	2,429	2,408
Determined in accordance with ASC 310-10-35	284	420
Determined in accordance with ASC 310-30	63	51
Total allowance for loan losses	2,776	2,879
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20	239,849	215,778
Loans individually evaluated for impairment in accordance with ASC 310-10-35	2,776	3,994
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	112	191
Loans held at fair value	4,056	3,939
Loans, net of unearned income	246,793	223,902
Consumer
Allowance for credit losses
Allowance for loan losses at the beginning of period	27,236	35,406
Charge-offs	(16,365)	(20,699)
Recoveries	2,357	2,626
Replenishment of net charge-offs	14,008	18,073
Net reserve builds (releases)	(1,910)	(7,442)
Net specific reserve builds (releases)	(1,727)	1,444
Other	(920)	(2,172)
Allowance for loan losses at the end of period	22,679	27,236
Allowance for loan losses:
Determined in accordance with ASC 450-20	15,703	18,334
Determined in accordance with ASC 310-10-35	6,941	8,885
Determined in accordance with ASC 310-30	35	17
Total allowance for loan losses	22,679	27,236
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20	377,374	390,831
Loans individually evaluated for impairment in accordance with ASC 310-10-35	29,640	30,863
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	426	320
Loans held at fair value	1,231	1,326
Loans, net of unearned income	$ 408,671	$ 423,340